Group information - Summary of Associates (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Aug. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control		R$ 1,440	R$ 325	R$ 1,265
Alpha logo servicos de informatica sa tablet cloud [Member]
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in associate		25.00%	25.00%
Trinks servicos de internet sa [Member]
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in associate		19.90%	19.90%
Delivery Much Tecnologia S.A. ("Delivery Much")
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities		Food delivery marketplace
Proportion of ownership interest in associate		29.49%	29.49%
APP Sistemas S.A. ("APP")
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in associate		19.90%	20.00%
Neostore Desenvolvimento de Programas de Computador
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in associate		40.02%	40.02%
RH Software
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in associate		20.00%	20.00%
Creditinfo Jamaica Ltd (“Creditinfo Caribbean”)
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities		Credit bureau services
Proportion of ownership interest in associate		0.00%	47.75%
Creditinfo Guyana Inc (“Creditinfo Caribbean”)
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities		Credit bureau services
Proportion of ownership interest in associate		0.00%	47.75%
Creditadvice Barbados Ltd (“Creditinfo Caribbean”)
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities		Credit bureau services
Proportion of ownership interest in associate		0.00%	47.75%
Creditinfo ECCU
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities		Credit bureau services
Proportion of ownership interest in associate		0.00%	47.75%
StoneCo CI Ltd (“Creditinfo Caribbean”) [Member]
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities		Holding company
Proportion of ownership interest in associate		0.00%	47.75%
Agilize Tecnologia S.A.
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities		Technology services
Proportion of ownership interest in associate	33.33%	33.33%	0.00%
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	R$ 8,523